Adoption of new accounting standards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Employee benefit plan obligations	$ 8,942	$ 11,109
Deferred income tax liabilities	439,195	414,554
Accumulated other comprehensive loss	$ (20,905)	(21,822)
Cumulative Effect, Period of Adoption, Adjustment
Disclosure of initial application of standards or interpretations [line items]
Employee benefit plan obligations		(10,865)
Deferred income tax liabilities		2,390
Accumulated other comprehensive loss		$ 8,475